Other expenses	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Other expenses
33.	Other expenses
Other expenses consist of the following:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Stores, spare parts and tools consumed	US$	195.9	Rs.	16,096.3	Rs.	14,460.9	Rs.	12,790.5
Freight and transportation expenses		918.5		75,476.4		62,779.6		57,157.9
Research and product development cost		1,297.5		106,619.6		92,095.0		52,266.2
Warranty and product liability expenses		1,277.5		104,973.3		88,416.3		76,819.4
Allowance for trade and other receivables, and finance receivables		253.9		20,860.1		14,265.9		9,786.3
Works operation and other expenses		3,270.5		268,729.6		213,833.9		189,460.4
Repairs to building and plant and machinery		81.3		6,681.5		4,998.1		4,282.3
Processing charges		217.3		17,858.5		14,064.8		9,656.7
Power and fuel		305.9		25,133.3		21,782.9		11,128.7
Insurance		53.8		4,418.5		4,157.7		3,362.4
Publicity		734.5		60,353.8		48,636.5		43,846.3

Total	US$	8,606.6	Rs.	707,200.9	Rs.	579,491.6	Rs.	470,557.1